Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Income (Loss) Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations
The following is a summary of income (loss) before taxes and noncontrolling interests for domestic and foreign operations:

	Year ended December 31,
(Thousands of dollars)	2022	2021	2020
U.S.	$(302,581)	$221,507	$282,489
Foreign	29,244	25,343	22,249
Total income (loss) before income taxes	$(273,337)	$246,850	$304,738

Summary of Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2022	2021	2020
Current:
Federal	$(949)	$(2,872)	$6,287
State	7,123	(11,516)	8,617
Foreign	9,089	6,524	4,666
	15,263	(7,864)	19,570
Deferred:
Federal	(76,984)	39,117	44,547
State	(12,828)	8,239	414
Foreign	(1,104)	156	1,222
	(90,916)	47,512	46,183
Total income tax expense (benefit)	$(75,653)	$39,648	$65,753
Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2022	2021	2020
Current:
Federal	$(78)	$(3,643)	$(4,678)
State	7,805	(6,556)	(179)
	7,727	(10,199)	(4,857)
Deferred:
Federal	23,710	36,842	38,561
State	(896)	2,695	2,051
	22,814	39,537	40,612
Total income tax expense	$30,541	$29,338	$35,755

Significant Components of Deferred Income Tax Expense (Benefit)
Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2022	2021	2020
Deferred federal and state:
Property-related items	$41,191	$35,072	$50,504
Purchased gas cost adjustments	76,306	73,613	(5,726)
Employee benefits	12,223	(1,484)	459
Regulatory adjustments	(15,482)	(10,101)	(9,885)
Deferred payroll taxes	(6,344)	(6,344)	(9,055)
Deferred revenue	5,751	6,021	588
Net operating loss	(120,704)	(64,981)	2,331
Goodwill impairment	(105,507)	—	—
Alternative minimum tax	—	—	4,409
All other deferred	21,669	15,768	12,610
Total deferred federal and state	(90,897)	47,564	46,235
Deferred ITC, net	(19)	(52)	(52)
Total deferred income tax expense (benefit)	$(90,916)	$47,512	$46,183
Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2022	2021	2020
Deferred federal and state:
Property-related items	$29,633	$23,077	$36,029
Purchased gas cost adjustments	76,306	73,613	(5,726)
Employee benefits	5,332	5,508	11,437
Regulatory adjustments	(15,482)	(10,101)	(9,885)
Deferred payroll taxes	(892)	(892)	(1,810)
Alternative minimum tax	—	—	4,409
Net operating loss	(76,080)	(59,119)	—
All other deferred	4,016	7,503	6,210
Total deferred federal and state	22,833	39,589	40,664
Deferred ITC, net	(19)	(52)	(52)
Total deferred income tax expense	$22,814	$39,537	$40,612

Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2022	2021	2020
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Net state taxes	3.2	1.0	3.0
Tax credits	0.2	(0.5)	(0.5)
Company-owned life insurance	(0.8)	(1.1)	(0.8)
Amortization of excess deferred taxes	5.2	(4.3)	(0.8)
All other differences	(1.1)	—	(0.3)
Consolidated effective income tax rate	27.7%	16.1%	21.6%
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2022	2021	2020
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Net state taxes	1.6	0.3	1.7
Tax credits	(0.3)	(0.6)	(0.7)
Company-owned life insurance	0.6	(0.9)	(1.0)
Amortization of excess deferred taxes	(6.9)	(4.9)	(1.3)
All other differences	0.5	(1.3)	(1.4)
Effective income tax rate	16.5%	13.6%	18.3%

Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2022	2021
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$109,093	$116,496
Employee benefits	29,307	39,181
Net operating losses	223,557	102,853
Deferred payroll taxes	—	6,344
Lease-related item	19,745	18,462
Goodwill impairment	105,507	—
Other	13,197	12,149
Valuation allowance	(2,197)	(4,902)
	498,209	290,583
Deferred tax liabilities:
Property-related items, including accelerated depreciation	873,328	843,559
Regulatory balancing accounts	154,124	77,818
Debt-related costs	(2,365)	2,277
Intangibles	105,668	97,860
Lease-related item	21,164	17,254
Other	28,275	20,562
	1,180,194	1,059,330
Net noncurrent deferred tax liabilities	$681,985	$768,747
Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2022	2021
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$94,273	$101,133
Employee benefits	(12,604)	(4,671)
Net operating losses	135,200	59,119
Deferred payroll taxes	—	892
Other	2,512	6,777
Valuation allowance	—	(22)
	219,381	163,228
Deferred tax liabilities:
Property-related items, including accelerated depreciation	733,011	703,374
Regulatory balancing accounts	154,124	77,818
Debt-related costs	2,062	2,277
Other	14,132	18,587
	903,329	802,056
Net deferred tax liabilities	$683,948	$638,828

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2022	2021
Unrecognized tax benefits at beginning of year	$2,629	$1,928
Gross increases – tax positions in prior period	389	442
Gross increases – current period tax positions	54	259
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$3,072	$2,629
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2022	2021
Unrecognized tax benefits at beginning of year	$2,362	$1,793
Gross increases – tax positions in prior period	259	310
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	23	259
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$2,644	$2,362

Summary of Income Before Taxes for Continuing and Discontinued Operations	The following is a summary of income before taxes:

	Year ended December 31,
(Thousands of dollars)	2022	2021	2020
Total income before income taxes	$184,921	$216,473	$194,873